As filed with the Securities and Exchange Commission on April 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2018 – February 28, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
February 28, 2019
(Unaudited)

MAI Managed Volatility Fund

Managed By MAI Capital Management, LLC

TABLE OF CONTENTS

Schedule of Investments	1
Schedule of Call and Put Options Written	4
Notes to Schedules of Investments and Call and Put Options Written	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Additional Information	18

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2019

Shares	Security Description	Value
Common Stock - 46.0%
Communication Services - 5.2%
1,400	Alphabet, Inc., Class A (a)	$1,577,170
31,522	AT&T, Inc.	980,965
30,000	Comcast Corp., Class A	1,160,100
7,000	Facebook, Inc., Class A (a)	1,130,150
11,100	The Walt Disney Co.	1,252,524
16,900	Verizon Communications, Inc.	961,948
		7,062,857
Consumer Discretionary - 3.1%
700	Amazon.com, Inc. (a)	1,147,881
2,600	McDonald's Corp.	477,984
9,900	NIKE, Inc., Class B	848,727
9,300	The Home Depot, Inc.	1,721,802
		4,196,394
Consumer Staples - 3.7%
11,600	Altria Group, Inc.	607,956
6,600	Anheuser-Busch InBev SA/NV, ADR	515,856
1,200	Costco Wholesale Corp.	262,488
5,400	Diageo PLC, ADR	835,812
15,500	Mondelez International, Inc., Class A	730,980
9,300	PepsiCo., Inc.	1,075,452
5,000	The Procter & Gamble Co.	492,750
5,800	Walmart, Inc.	574,142
		5,095,436
Energy - 3.5%
6,000	Chevron Corp.	717,480
5,700	EOG Resources, Inc.	535,800
10,500	Exxon Mobil Corp.	829,815
57,500	Kinder Morgan, Inc.	1,101,700
7,500	Marathon Petroleum Corp.	465,075
8,800	Occidental Petroleum Corp.	582,120
12,900	Schlumberger, Ltd.	568,374
		4,800,364
Financials - 6.1%
49,000	Bank of America Corp.	1,424,920
3,900	Berkshire Hathaway, Inc., Class B (a)	785,070
6,500	Chubb, Ltd.	870,350
13,200	Citigroup, Inc.	844,536
11,900	JPMorgan Chase & Co.	1,241,884
14,000	MetLife, Inc.	632,660
12,000	The Charles Schwab Corp.	552,120
15,800	U.S. Bancorp	816,702
24,400	Wells Fargo & Co.	1,217,316
		8,385,558
Health Care - 7.0%
14,700	Abbott Laboratories	1,141,014
6,600	AbbVie, Inc.	522,984
2,400	Allergan PLC	330,504
6,500	Amgen, Inc.	1,235,520
10,600	Bristol-Myers Squibb Co.	547,596
8,900	CVS Health Corp.	514,687
4,000	Gilead Sciences, Inc.	260,080
9,100	Johnson & Johnson	1,243,424
10,025	Medtronic PLC	907,262
6,300	Merck & Co., Inc.	512,127
19,900	Pfizer, Inc.	862,665
6,200	UnitedHealth Group, Inc.	1,501,764
		9,579,627

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

Shares	Security Description	Value
Industrials - 4.1%
8,500	Honeywell International, Inc.	$1,309,595
3,700	Raytheon Co.	690,050
3,300	The Boeing Co.	1,451,868
4,600	Union Pacific Corp.	771,420
7,200	United Parcel Service, Inc., Class B	793,440
5,000	United Technologies Corp.	628,350
		5,644,723
Information Technology - 10.1%
12,700	Apple, Inc.	2,199,005
2,400	Broadcom, Inc.	660,864
27,300	Cisco Systems, Inc.	1,413,321
16,100	Intel Corp.	852,656
27,000	Microsoft Corp.	3,024,810
23,800	Oracle Corp.	1,240,694
17,000	QUALCOMM, Inc.	907,630
14,400	Visa, Inc., Class A	2,132,928
11,200	Xilinx, Inc.	1,403,360
		13,835,268
Materials - 0.9%
2,200	Air Products & Chemicals, Inc.	398,596
15,700	DowDuPont, Inc.	835,711
		1,234,307
Real Estate - 1.0%
4,300	American Tower Corp. REIT	757,445
24,000	Weyerhaeuser Co. REIT	597,360
		1,354,805
Utilities - 1.3%
9,700	NextEra Energy, Inc.	1,820,884

Total Common Stock (Cost $52,965,634)		63,010,223

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 32.0%
Corporate Non-Convertible Bonds - 0.6%
Communications - 0.3%
$362,000	The Walt Disney Co.	0.88%	07/12/19	359,854

Financials - 0.3%
483,000	JPMorgan Chase & Co.	2.20	10/22/19	481,405

Total Corporate Non-Convertible Bonds (Cost $840,482)				841,259
U.S. Government & Agency Obligations - 31.4%
U.S. Treasury Securities - 31.4%
3,030,000	U.S. Treasury Bill (b)	2.21	04/25/19	3,019,006
6,060,000	U.S. Treasury Bill (b)	2.30	06/20/19	6,015,249
6,100,000	U.S. Treasury Bill (b)	2.42	08/15/19	6,031,521
6,300,000	U.S. Treasury Bill (b)	2.52	09/12/19	6,216,820
6,390,000	U.S. Treasury Bill (b)	2.71	11/07/19	6,281,515
3,150,000	U.S. Treasury Bill (b)	2.67	12/05/19	3,090,403
3,170,000	U.S. Treasury Bill (b)	2.56	01/02/20	3,103,769
3,200,000	U.S. Treasury Bill (b)	2.54	01/30/20	3,127,111
6,130,000	U.S. Treasury Note	2.25	03/31/20	6,110,964
				42,996,358
Total U.S. Government & Agency Obligations (Cost $42,994,684)				42,996,358
Total Fixed Income Securities (Cost $43,835,166)				43,837,617

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019

Shares	Security Description	Value
Money Market Fund - 22.6%
30,882,083	Fidelity Investments Money Market Government Portfolio, Class I, 2.28%(c)(d)
	(Cost $30,882,083)	$30,882,083

Investments, at value - 100.6% (Cost $127,682,883)		$137,729,923
Total Written Options - (1.1)% (Premiums Received $(2,048,312))		(1,511,703)
Other Assets & Liabilities, Net - 0.5%		707,112
Net Assets - 100.0%		$136,925,332

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

FEBRUARY 28, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (1.1)%
Call Options Written - (0.9)%
(10)	CBOE S&P 500 INDEX S&P 500	$2,700	03/19	$2,784,490	$(91,550)
(10)	CBOE S&P 500 INDEX S&P 500	2,850	03/19	2,784,490	(2,975)
(10)	CBOE S&P 500 INDEX S&P 500	2,725	03/19	2,784,490	(73,500)
(10)	CBOE S&P 500 INDEX S&P 500	2,700	03/19	2,784,490	(95,800)
(15)	CBOE S&P 500 INDEX S&P 500	2,800	04/19	4,176,735	(46,875)
(5)	CBOE S&P 500 INDEX S&P 500	2,920	04/19	1,392,245	(550)
(5)	CBOE S&P 500 INDEX S&P 500	2,890	04/19	1,392,245	(1,415)
(10)	CBOE S&P 500 INDEX S&P 500	2,875	04/19	2,784,490	(4,700)
(15)	CBOE S&P 500 INDEX S&P 500	2,780	04/19	4,176,735	(65,250)
(10)	CBOE S&P 500 INDEX S&P 500	2,770	04/19	2,784,490	(50,200)
(10)	CBOE S&P 500 INDEX S&P 500	2,750	04/19	2,784,490	(64,680)
(10)	CBOE S&P 500 INDEX S&P 500	2,700	04/19	2,784,490	(105,700)
(10)	CBOE S&P 500 INDEX S&P 500	2,660	04/19	2,784,490	(140,320)
(10)	CBOE S&P 500 INDEX S&P 500	2,775	04/19	2,784,490	(51,600)
(10)	CBOE S&P 500 INDEX S&P 500	2,750	04/19	2,784,490	(76,750)
(10)	CBOE S&P 500 INDEX S&P 500	2,770	04/19	2,784,490	(62,800)
(5)	CBOE S&P 500 INDEX S&P 500	2,800	05/19	1,392,245	(25,450)
(5)	CBOE S&P 500 INDEX S&P 500	2,780	05/19	1,392,245	(31,700)
(15)	CBOE S&P 500 INDEX S&P 500	2,790	05/19	4,176,735	(99,150)
(5)	CBOE S&P 500 INDEX S&P 500	2,725	05/19	1,392,245	(55,550)
(5)	CBOE S&P 500 INDEX S&P 500	2,950	12/19	1,392,245	(34,575)
(10)	CBOE S&P 500 INDEX S&P 500	2,900	12/19	2,784,490	(92,300)
Total Call Options Written (Premiums Received $(694,432))					(1,273,390)
Put Options Written - (0.2)%
(5)	CBOE S&P 500 INDEX S&P 500	2,640	03/19	1,320,000	(1,950)
(5)	CBOE S&P 500 INDEX S&P 500	2,625	03/19	1,312,500	(1,700)
(5)	CBOE S&P 500 INDEX S&P 500	2,600	03/19	1,300,000	(1,275)
(5)	CBOE S&P 500 INDEX S&P 500	2,570	03/19	1,285,000	(1,063)
(24)	CBOE S&P 500 INDEX S&P 500	2,650	04/19	6,360,000	(23,880)
(10)	CBOE S&P 500 INDEX S&P 500	2,630	04/19	2,630,000	(8,700)
(5)	CBOE S&P 500 INDEX S&P 500	2,600	04/19	1,300,000	(3,450)
(5)	CBOE S&P 500 INDEX S&P 500	2,580	04/19	1,290,000	(3,050)
(5)	CBOE S&P 500 INDEX S&P 500	2,575	04/19	1,287,500	(2,875)
(15)	CBOE S&P 500 INDEX S&P 500	2,570	04/19	3,855,000	(8,325)
(10)	CBOE S&P 500 INDEX S&P 500	2,550	04/19	2,550,000	(5,000)
(10)	CBOE S&P 500 INDEX S&P 500	2,650	04/19	2,650,000	(17,200)
(5)	CBOE S&P 500 INDEX S&P 500	2,625	04/19	1,312,500	(7,325)
(5)	CBOE S&P 500 INDEX S&P 500	2,600	04/19	1,300,000	(6,250)
(6)	CBOE S&P 500 INDEX S&P 500	2,550	04/19	1,530,000	(5,550)
(10)	CBOE S&P 500 INDEX S&P 500	2,525	04/19	2,525,000	(7,950)
(5)	CBOE S&P 500 INDEX S&P 500	2,510	04/19	1,255,000	(3,675)
(11)	CBOE S&P 500 INDEX S&P 500	2,450	04/19	2,695,000	(5,830)
(5)	CBOE S&P 500 INDEX S&P 500	2,625	05/19	1,312,500	(9,250)
(10)	CBOE S&P 500 INDEX S&P 500	2,575	05/19	2,575,000	(13,900)
(5)	CBOE S&P 500 INDEX S&P 500	2,530	05/19	1,265,000	(5,450)
(5)	CBOE S&P 500 INDEX S&P 500	2,500	05/19	1,250,000	(4,625)
(5)	CBOE S&P 500 INDEX S&P 500	2,650	05/19	325,000	(10,700)
(27)	CBOE S&P 500 INDEX S&P 500	2,625	05/19	7,087,500	(69,390)
(5)	CBOE S&P 500 INDEX S&P 500	2,575	05/19	1,287,500	(9,950)
Total Put Options Written (Premiums Received $(1,353,880))					(238,313)
Total Written Options - (1.1)%
(Premiums Received $(2,048,312))					$(1,511,703)

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN

FEBRUARY 28, 2019

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate presented is yield to maturity.

(c)	All or a portion of this security is held as collateral for written options.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 28, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$7,062,857	$–	$–	$7,062,857
Consumer Discretionary	4,196,394	–	–	4,196,394
Consumer Staples	5,095,436	–	–	5,095,436
Energy	4,800,364	–	–	4,800,364
Financials	8,385,558	–	–	8,385,558
Health Care	9,579,627	–	–	9,579,627
Industrials	5,644,723	–	–	5,644,723
Information Technology	13,835,268	–	–	13,835,268
Materials	1,234,307	–	–	1,234,307
Real Estate	1,354,805	–	–	1,354,805
Utilities	1,820,884	–	–	1,820,884
Corporate Non-Convertible Bonds	–	841,259	–	841,259
U.S. Government & Agency Obligations	–	42,996,358	–	42,996,358
Money Market Fund	–	30,882,083	–	30,882,083
Investments at Value	$63,010,223	$74,719,700	$–	$137,729,923
Total Assets	$63,010,223	$74,719,700	$–	$137,729,923

Liabilities
Other Financial Instruments*
Written Options	(639,340)	(872,363)	–	(1,511,703)
Total Liabilities	$(639,340)	$(872,363)	$–	$(1,511,703)

*	Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2019.

PORTFOLIO HOLDINGS
% of Total Net Assets
Common Stock	46.0%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	31.4%
Money Market Fund**	22.6%
Written Options	(1.1)%
Other Assets & Liabilities, Net	0.5%
100.0%

**	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN

FEBRUARY 28, 2019

PORTFOLIO HOLDINGS
% of Common Stock
Information Technology	22.0%
Health Care	15.2%
Financials	13.3%
Communication Services	11.2%
Industrials	8.9%
Consumer Staples	8.1%
Energy	7.6%
Consumer Discretionary	6.6%
Utilities	2.9%
Real Estate	2.2%
Materials	2.0%
100.0%

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2019

ASSETS
Investments, at value (Cost $127,682,883)	$137,729,923
Deposits with broker	506,529
Receivables:
Fund shares sold	117,779
Investment securities sold	26,856
Dividends and interest	281,364
Prepaid expenses	16,097
Total Assets	138,678,548

LIABILITIES
Call options written, at value (Premiums received $694,432)	1,273,390
Put options written, at value (Premiums received $1,353,880)	238,313
Payables:
Fund shares redeemed	125,248
Accrued Liabilities:
Investment Adviser fees	61,149
Trustees’ fees and expenses	333
Fund services fees	26,407
Other expenses	28,376
Total Liabilities	1,753,216

NET ASSETS	$136,925,332

COMPONENTS OF NET ASSETS
Paid-in capital	$129,414,668
Distributable earnings	7,510,664
NET ASSETS	$136,925,332

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	11,923,502
Investor Shares	37,847

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $136,481,475)	$11.45
Investor Shares (based on net assets of $443,857)	$11.73

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,603)	$1,028,772
Interest income	531,122
Total Investment Income	1,559,894

EXPENSES
Investment Adviser fees	492,815
Fund services fees	111,226
Transfer agent fees:
Institutional Shares	15,540
Investor Shares	1,289
Non 12b-1 shareholder servicing fees:
Institutional Shares	49,912
Investor Shares	252
Distribution fees:
Investor Shares	580
Custodian fees	7,425
Registration fees:
Institutional Shares	9,074
Investor Shares	8,581
Professional fees	22,429
Trustees' fees and expenses	3,843
Other expenses	23,325
Total Expenses	746,291
Fees waived	(95,193)
Net Expenses	651,098

NET INVESTMENT INCOME	908,796

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments	(1,317,943)
Written options	(597,612)
Net realized loss	(1,915,555)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,169,869)
Written options	786,244
Net change in unrealized appreciation (depreciation)	(383,625)
NET REALIZED AND UNREALIZED LOSS	(2,299,180)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,390,384)

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2019	For the Year Ended August 31, 2018
OPERATIONS
Net investment income	$908,796	$1,029,977
Net realized gain (loss)	(1,915,555)	2,619,538
Net change in unrealized appreciation (depreciation)	(383,625)	6,845,665
Increase (Decrease) in Net Assets Resulting from Operations	(1,390,384)	10,495,180

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(3,060,552)	(2,885,127)*
Investor Shares	(8,201)	(10,333)**
Total Distributions Paid	(3,068,753)	(2,895,460)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	31,042,603	22,435,014
Investor Shares	72,835	15,414
Reinvestment of distributions:
Institutional Shares	2,977,912	2,800,086
Investor Shares	8,201	10,333
Redemption of shares:
Institutional Shares	(20,312,384)	(22,872,433)
Investor Shares	(105,294)	(209,539)
Increase in Net Assets from Capital Share Transactions	13,683,873	2,178,875
Increase in Net Assets	9,224,736	9,778,595

NET ASSETS
Beginning of Period	127,700,596	117,922,001
End of Period	$136,925,332	$127,700,596 ***

SHARE TRANSACTIONS

Sale of shares:
Institutional Shares	2,696,057	1,958,767
Investor Shares	6,153	1,303
Reinvestment of distributions:
Institutional Shares	268,238	247,046
Investor Shares	726	896
Redemption of shares:
Institutional Shares	(1,755,659)	(2,014,098)
Investor Shares	(9,192)	(18,184)
Increase in Shares	1,206,323	175,730

*	Distributions were the result of net investment income and net realized gain of $889,665 and $1,995,462, respectively, for the year ending August 31, 2018.
**	Distribution was the result of net realized gains for the year ending August 31, 2018.
***	Includes undistributed net investment income of $255,198 at August 31, 2018. The requirement to disclose the corresponding amount as of February 28, 2018 was eliminated.

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended August 31,
	For the Six Months Ended February 28, 2019		2018	2017	2016	2015	2014
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$11.87		$11.15	$10.57	$10.40	$11.49	$10.93
INVESTMENT OPERATIONS
Net investment income (a)	0.08		0.10	0.06	0.06	0.06	0.04
Net realized and unrealized gain (loss)	(0.23)		0.89	0.59	0.51	(0.29)	1.18
Total from Investment Operations	(0.15)		0.99	0.65	0.57	(0.23)	1.22

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		(0.08)	(0.04)	(0.04)	(0.04)	(0.03)
Net realized gain	(0.20)		(0.19)	(0.03)	(0.36)	(0.82)	(0.63)
Total Distributions to Shareholders	(0.27)		(0.27)	(0.07)	(0.40)	(0.86)	(0.66)

NET ASSET VALUE, End of Period	$11.45		$11.87	$11.15	$10.57	$10.40	$11.49
TOTAL RETURN	(1.21	)%(b)	9.02%	6.20%	5.65%	(1.99)%	11.62%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$136,481		$127,214	$117,287	$103,436	$105,857	$83,343
Ratios to Average Net Assets:
Net investment income	1.38	%(c)	0.85%	0.59%	0.55%	0.53%	0.32%
Net expenses	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses (d)	1.12	%(c)	1.13%	1.14%	1.17%	1.11%	1.17%
PORTFOLIO TURNOVER RATE	0	%(b)	21%	60%	85%	147%	203%

(a)	Calculated based on average shares outstanding during each period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended August 31,
	For the Six Months Ended February 28, 2019		2018	2017	2016	2015	2014
INVESTOR CLASS
NET ASSET VALUE, Beginning of Period	$12.11		$11.31	$10.71	$10.51	$11.60	$11.00
INVESTMENT OPERATIONS
Net investment income (a)	0.05		0.07	0.04	0.03	0.03	0.01
Net realized and unrealized gain (loss)	(0.22)		0.92	0.59	0.53	(0.30)	1.22
Total from Investment Operations	(0.17)		0.99	0.63	0.56	(0.27)	1.23

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)		–	–	–	–	–
Net realized gain	(0.20)		(0.19)	(0.03)	(0.36)	(0.82)	(0.63)
Total Distributions to Shareholders	(0.21)		(0.19)	(0.03)	(0.36)	(0.82)	(0.63)

NET ASSET VALUE, End of Period	$11.73		$12.11	$11.31	$10.71	$10.51	$11.60
TOTAL RETURN	(1.40	)%(b)	8.81%	5.89%	5.46%	(2.33)%	11.62%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$444		$486	$635	$596	$796	$912
Ratios to Average Net Assets:
Net investment income	0.89	%(c)	0.57%	0.33%	0.29%	0.29%	0.07%
Net expenses	1.24	%(c)	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses (d)	5.98	%(c)	5.53%	4.62%	4.33%	3.54%	3.40%
PORTFOLIO TURNOVER RATE	0	%(b)	21%	60%	85%	147%	203%

(a)	Calculated based on average shares outstanding during each period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

Note 1. Organization

The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation. Prior to September 28, 2015, the Fund was named Dividend Plus+ Income Fund.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of February 28, 2019, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of February 28, 2019, are disclosed in the Fund’s Schedule of Call and Put Options Written.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage commissions, and extraordinary expenses) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively, through at least January 1, 2020. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 28, 2019, fees waived were $84,485 and expenses reimbursed were $10,708.

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement of a class after giving effect to the recouped amount to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of February 28, 2019, $580,530 is subject to recapture by the Adviser.

Note 5. Security Transactions

Investment transactions for the year ended August 31, 2018, excluding U.S. Government and Agency securities and short-term investments, were as follows:

Purchases	Sales
$–	$591,615

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended February 28, 2019, for any derivative type that was held during the period is as follows:

Written Options	$(5,701,805)

The Fund’s use of derivatives during the period ended February 28, 2019, was limited to written options.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of February 28, 2019:

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

Location:	Equity Contracts
Liability derivatives:
Call options written	$(1,273,390)
Put options written	(238,313)
Total liability derivatives	$(1,511,703)

Realized and unrealized gains and losses on derivatives contracts during the period ended February 28, 2019 by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Equity Contracts
Net realized loss on:
Written options	$(597,612)

Net change in unrealized
appreciation (depreciation) on:
Written options	$786,244

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at February 28, 2019. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged*	Cash Collateral (Received) Pledged*	Net Amount
Liabilities:
Over-the-counter derivatives**	$(1,511,703)	$1,511,703	–	–

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

Note 7. Federal Income Tax

As of February 28, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net appreciation were as follows:

Gross Unrealized Appreciation	$13,631,867
Gross Unrealized Depreciation	(3,048,218)
Net Unrealized Appreciation	$10,583,649

As of August 31, 2018, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$918,019
Undistributed Long-Term Gain	1,593,081
Unrealized Appreciation	9,458,701
Total	$11,969,801

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to wash sales, straddles, index options and equity return of capital.

MAI MANAGED VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019

Note 8. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Fund have adopted ASU 2018-13 within these financial statements.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Fund’s financial statements for the period ended February 28, 2019.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Fund has adopted ASU No. 2017-08 within these financial statements.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

MAI MANAGED VOLATILITY FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2019

Investment Advisory Agreement Approval

At the September 14, 2018 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and that the Adviser’s financial condition will not impair its ability to provide high-quality advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its benchmark. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark index for the Fund, for the one-, three-, and five-year periods ended June 30, 2018, and for the period since the Fund’s inception on September 23, 2010. The Board noted the Adviser’s representation that the Fund’s primary benchmark index was not necessarily an optimal representation due to the Fund’s unique investment strategy, concentrated portfolio and differences in sector weightings relative to the index, though the Adviser believed it to be the best benchmark currently available.

The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) noting that, based on the information provided by Broadridge, the Fund outperformed the median of its Broadridge peer group for the one-, three- and five-year periods ended June 30, 2018. Noting the Adviser’s representation that its unique approach to managing the Fund made it difficult to identify an appropriate Broadridge peer group, the Board also considered, at the Adviser’s request, a group of funds selected by MAI believed to have

MAI MANAGED VOLATILITY FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2019

investment strategies more closely aligned to that of the Fund than those of the Broadridge peer group (“Comparable Peers”). The Board noted the Adviser’s representation that the Fund outperformed the median of the Comparable Peers for the one- and three-year periods ended June 30, 2018 and performed in line with the median of the Comparable Peers for the five-year period ended June 30, 2018. The Board further noted the Adviser’s representation that the objective of the Fund is income and long term capital appreciation, including in down markets, achieved in part through writing options, which may not always correlate with performance achieved by the S&P 500 and Broadridge peers. Based on the foregoing and other applicable considerations, the Board determined that the Fund’s performance was reasonable and that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peer group. The Board noted that each of the Adviser’s actual advisory fee rate and actual total expense ratio for the Fund were lower than the median of the Broadridge peer group. In addition, the Board noted the Adviser’s representation that the Fund receives a discount from the Adviser’s standard fee schedule in order to keep the overall expense ratio at a level that the Adviser believes is advantageous to asset accumulation. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund, however, based on other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable in the context of all factors considered.

Economies of Scale

The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board noted the Adviser’s representations that the Fund would need additional asset growth in order to achieve economies of scale. Based on the foregoing and other applicable considerations, and in light of the size of the Fund, the Board concluded that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined,

MAI MANAGED VOLATILITY FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2019

in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b- 1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

MAI MANAGED VOLATILITY FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2019

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$987.91	$4.88	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Shares
Actual	$1,000.00	$985.98	$6.11	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

MAI Managed Volatility Fund

Investor Class
(DIVPX)
Institutional Class
(MAIPX)

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0219

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 23, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 23, 2019